Fair Value Measurements: Fair Value, Instruments Classified in Shareholders' Equity Measured on Recurring Basis, Unobservable Input Reconciliation (Details) (USD $)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Fair Value of Instruments	$ 933,748	$ 487,832	$ 308,255
Realized and unrealized gains (losses); Included in other income (expense)	(143,720)	(199,276)
Purchases, issuances, and settlements	30,488	(44,356)
Loss on extinguishment of debt	(559,048)
Scenario, Previously Reported
Realized and unrealized gains (losses); Included in other income (expense)	143,720
Purchases, issuances, and settlements	30,588
Loss on extinguishment of debt	559,048
Convertible Notes
Fair Value of Instruments	933,748	227,521	308,255
Realized and unrealized gains (losses); Included in other income (expense)	(65,235)	(101,701)
Purchases, issuances, and settlements	14,743	20,967
Loss on extinguishment of debt	(756,719)
Convertible Notes | Scenario, Previously Reported
Realized and unrealized gains (losses); Included in other income (expense)	65,235
Purchases, issuances, and settlements	14,843
Loss on extinguishment of debt	756,719
Derivative Liability
Fair Value of Instruments	0	260,311	334,497
Realized and unrealized gains (losses); Included in other income (expense)	(78,385)	(97,575)
Purchases, issuances, and settlements	15,745	23,389
Loss on extinguishment of debt	197,671
Derivative Liability | Scenario, Previously Reported
Realized and unrealized gains (losses); Included in other income (expense)	78,385
Purchases, issuances, and settlements	15,745
Loss on extinguishment of debt	$ (197,671)